Marketable Securities and Other Investments (Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Carrying amount
Due after 1 year through 5 years		¥ 6
Due after 5 years through 10 years	¥ 0	0
Due after 10 years	0	0
Total		6
Fair Value
Due after 1 year through 5 years		6
Due after 5 years through 10 years	0	0
Due after 10 years	¥ 0	0
Total		¥ 6